Capital Structure - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 06, 2021	Feb. 29, 2020
Class of Warrant or Right [Line Items]
Fair Value of Warrants				$ 336
Change in fair value of warrant liability	$ 28,812	$ 20,835
Warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	24,365,730
Number of shares called by each warrant	1
Warrant exercise price	$ 11.50
Redemption price per warrant	$ 0.01
Period of prior written notice for redemption of warrants	30 days
Stock price trigger for redemption of warrants	$ 18.00
Threshold trading days for redemption of warrants	20 days
Threshold consecutive trading days for redemption of warrants	30 days
Change in fair value of warrant liability	$ (932)
Public warrant
Class of Warrant or Right [Line Items]
Warrants Outstanding	14,999,970
Convertible note warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	8,695,652
Fair Value of Warrants			$ 14,522
Private Placement Warrant
Class of Warrant or Right [Line Items]
Warrants Outstanding	670,108
Fair Value of Warrants	$ 1,253